UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 95.2%
Corporate — 5.4%
California Municipal Finance Authority, Refunding RB, Series A:
3.00%, 1/01/17	$425	$440,695
3.00%, 1/01/18	440	458,304
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (a)	2,020	2,202,366
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,211,969
		5,313,334
County/City/Special District/School District — 24.0%
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,893,921
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,083,320
4.75%, 5/01/21	1,115	1,183,784
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	106,497
5.50%, 9/01/18	245	248,315
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,395,407
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,727,350
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 9/01/18	380	417,844
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	470	472,101
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Lodi Unified School District California, GO, Refunding (AGM), 4.00%, 8/01/18	$1,000	$1,107,090
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	223,750
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/17 (b)	600	672,312
Los Banos Unified School District California, GO, Election of 2008 (AGM), 5.00%, 8/01/18	475	533,083
Rancho Cucamonga Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Rancho Redevelopment Project Area, 5.00%, 9/01/18	400	460,948
San Marcos Unified School District California, GO, CAB (c):
0.00%, 8/01/17	385	373,292
0.00%, 8/01/18	500	474,240
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,949,838
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (c)	4,590	3,532,235
		23,855,327
Education — 8.8%
State of California Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,415,266
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,945,700
Series A, 5.00%, 11/01/18	900	1,048,734
Series S, 5.00%, 5/15/18	2,000	2,302,340
		8,712,040
Health — 9.7%
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	750	865,973

BlackRock California Municipal 2018 Term Trust	September 30, 2014	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Sutter Health, Series B, 5.00%, 8/15/19	$1,430	$1,691,046
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 8/15/18	515	595,083
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series E-1, 5.00%, 4/01/44 (a)	4,700	5,239,795
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/18	300	333,885
Los Angeles County Redevelopment Authority, Refunding, Tax Allocation Bonds, Series 2014A, 4.00%, 9/01/18	850	946,823
		9,672,605
Housing — 2.2%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	690	735,850
3.50%, 2/01/19	1,335	1,442,508
		2,178,358
State — 11.8%
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	3,931,284
5.00%, 11/01/20	20	20,081
Series A, 5.00%, 7/01/18	720	833,018
Various Purpose, 5.25%, 10/01/22	4,000	4,917,120
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,027
State of California Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,020,222
		11,731,752
Transportation — 10.2%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	575,195

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	$2,720	$3,146,686
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,865,050
5.00%, 5/01/19	3,000	3,500,460
		10,087,391
Utilities — 23.1%
California State Department of Water Resources, Refunding RB:
Power Supply, Series H, 5.00%, 5/01/22	3,500	4,009,215
Series L, 5.00%, 5/01/19	2,000	2,358,720
Series N, 5.00%, 5/01/19	3,500	4,127,760
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,167,780
Contra Costa California Water Authority, Refunding RB, California Water Treatment, Series A, 3.00%, 10/01/18	900	971,919
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,252,660
Cucamonga Valley California Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	362,596
3.00%, 9/01/19	375	405,394
4.00%, 9/01/19	325	366,782
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	693,696
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,959,150
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	463,064

BlackRock California Municipal 2018 Term Trust	September 30, 2014	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	$685	$761,035
		22,899,771
Total Municipal Bonds in California		94,450,578
Guam — 0.3%
Utility — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	280,082
U.S. Virgin Islands — 3.2%
State — 3.2%
Virgin Islands Public Finance Authority, RB, Series A:
Senior Lien, Matching Fund Loan Note, 5.25%, 10/01/14 (b)	360	360,051
5.00%, 10/01/16	930	998,671
5.00%, 10/01/17	970	1,066,612
5.00%, 10/01/18	670	750,105
Total Municipal Bonds in U.S. Virgin Islands		3,175,439

		Value
Total Long-Term Investments (Cost — $92,916,921) — 98.7%		$97,906,099

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	442,870	442,870
Total Short-Term Securities (Cost — $442,870) — 0.4%		442,870
Total Investments (Cost — $93,359,791*) — 99.1%		98,348,969
Other Assets Less Liabilities — 0.9%		896,978
Net Assets Applicable to Common Shares — 100.0%		$99,245,947
*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$93,359,791
Gross unrealized appreciation	$4,991,559
Gross unrealized depreciation	(2,381)
Net unrealized appreciation	$4,989,178

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income

BIF California Municipal Money Fund	9,303,179	(8,860,309)	442,870	-

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds

BlackRock California Municipal 2018 Term Trust	September 30, 2014	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$97,906,099	—	$97,906,099
Short-Term Securities	$442,870	—	—	442,870

Total	$442,870	$97,906,099	—	$98,348,969

[1]	See above Schedule of Investments for values in each sector.

There were no transfers between levels during the period ended September 30, 2014.

BlackRock California Municipal 2018 Term Trust	September 30, 2014	4

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 24, 2014